Schedule of operating costs (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs		$ 3,451	$ 2,708	$ 8,601	$ 4,959
Personnel [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs		1,856	1,361	4,106	2,735
Purchased services and materials [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs	[1]	1,244	1,116	3,811	1,754
Travel [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs		180	74	319	107
Facilities and other expenses [member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Total operating costs		$ 171	$ 157	$ 365	$ 363

[1]	Purchased services and materials include aircraft costs, project costs, professional and consulting fees, and selling and marketing costs.